Short-term bank loans and other debt (Narrative) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Short-term bank loans and other debt
Real estate properties under development	$ 4,068,716,308	$ 1,996,000,653	$ 1,719,135,164
Accounts receivables	64,129,969	100,553,481
Real estate properties development completed	632,359,691	840,393,193	477,179,252
Real estate properties held for lease	$ 302,764,217	$ 277,933,313	$ 159,873,934
Weighted average interest rate on short-term bank loans and other debts	10.68%	7.67%
Collateral Pledged [Member]
Short-term bank loans and other debt
Land use rights	$ 1,046,360,853	$ 908,833,863
Real estate properties held for lease	175,429,630	48,610,581
Short-term Debt [Member] | Collateral Pledged [Member]
Short-term bank loans and other debt
Land use rights	0	22,192,013
Real estate properties under development	0	318,402
Accounts receivables	0	17,004,691
Real estate properties development completed	0	83,542,622
Real estate properties held for lease	$ 0	$ 102,285,772